UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Hayground Cove Asset Management LLC
Address: 1370 6th Avenue, 28th Floor

         New York, NY  10019

13F File Number:  28-11227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jason Ader
Title:     Portfolio Manager
Phone:     212-445-7800

Signature, Place, and Date of Signing:

     /s/ Jason Ader     New York, NY     May 15, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     46

Form13F Information Table Value Total:     $1,451,901 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A C MOORE ARTS & CRAFTS INC    COM              00086T103     6927   324600 SH       SOLE                   324600        0        0
ADVANCE AUTO PARTS INC         COM              00751Y106    31850   826200 SH       SOLE                   826200        0        0
ALCOA INC                      COM              013817101    27567   813200 SH       SOLE                   813200        0        0
AMAZON COM INC                 COM              023135106    60483  1520050 SH       SOLE                  1520050        0        0
AMERISTAR CASINOS INC          COM              03070Q101    21755   677500 SH       SOLE                   677500        0        0
AMR CORP                       COM              001765106    24602   807950 SH       SOLE                   807950        0        0
ANNTAYLOR STORES CORP          COM              036115103    18560   478600 SH       SOLE                   478600        0        0
AVIS BUDGET GROUP              COM              053774105    27779  1016800 SH       SOLE                  1016800        0        0
BJS WHOLESALE CLUB INC         COM              05548J106    33246   982750 SH       SOLE                   982750        0        0
BRINKER INTL INC               COM              109641100    24492   749000 SH       SOLE                   749000        0        0
CHICOS FAS INC                 COM              168615102     8072   330400 SH       SOLE                   330400        0        0
CHOICE HOTELS INTL INC         COM              169905106    34711   979720 SH       SOLE                   979720        0        0
CKE RESTAURANTS INC            COM              12561E105    33919  1798475 SH       SOLE                  1798475        0        0
CKX INC                        COM              12562M106    11684  1052600 SH       SOLE                  1052600        0        0
CSX CORP                       COM              126408103    24326   607400 SH       SOLE                   607400        0        0
DENNYS CORP                    COM              24869P104    22499  4591707 SH       SOLE                  4591707        0        0
DOW CHEM CO                    COM              260543103    91092  1986300 SH       SOLE                  1986300        0        0
EXPRESS SCRIPTS INC            COM              302182100    32033   396843 SH       SOLE                   396843        0        0
FAMILY DLR STORES INC          COM              307000109    32579  1099900 SH       SOLE                  1099900        0        0
GOODYEAR TIRE & RUBR CO        COM              382550101    37355  1197660 SH       SOLE                  1197660        0        0
GREAT WOLF RESORTS INC         COM              391523107    31423  2375155 SH       SOLE                  2375155        0        0
HILTON HOTELS CORP             COM              432848109    19753   549300 SH       SOLE                   549300        0        0
India Hospitality Corp         COM              B16G1G1      48204  8322394 SH       SOLE                  8322394        0        0
India Hospitality Corp         WARRANT          B16GBT4      10080  9333334 SH       SOLE                  9333334        0        0
ISLE OF CAPRI CASINOS INC      COM              464592104    53103  2072700 SH       SOLE                  2072700        0        0
JEFFERIES GROUP INC NEW        COM              472319102    19463   672300 SH       SOLE                   672300        0        0
KAISER ALUMINUM CORP           COM PAR $0.01    483007704    24313   311700 SH       SOLE                   311700        0        0
LAS VEGAS SANDS CORP           COM              517834107    36731   424100 SH       SOLE                   424100        0        0
MARTIN MARIETTA MATLS INC      COM              573284106    23369   172850 SH       SOLE                   172850        0        0
OFFICE DEPOT INC               COM              676220106    26865   764500 SH       SOLE                   764500        0        0
OWENS ILL INC                  COM NEW          690768403    31883  1237200 SH       SOLE                  1237200        0        0
PACIFIC SUNWEAR CALIF INC      COM              694873100    16419   788250 SH       SOLE                   788250        0        0
PANTRY INC                     COM              698657103    32691   722935 SH       SOLE                   722935        0        0
Publishing & Broadcasting Ltd  COM              6637082      10496   653494 SH       SOLE                   653494        0        0
RADIOSHACK CORP                COM              750438103    79782  2951600 SH       SOLE                  2951600        0        0
RITE AID CORP                  COM              767754104    43413  7523850 SH       SOLE                  7523850        0        0
SAFEWAY INC                    COM NEW          786514208    32525   887700 SH       SOLE                   887700        0        0
SCIENTIFIC GAMES CORP          CL A             80874P109    77903  2372909 SH       SOLE                  2372909        0        0
SUPERVALU INC                  COM              868536103    64798  1658500 SH       SOLE                  1658500        0        0
UAL CORP                       COM NEW          902549807    11344   297200 SH       SOLE                   297200        0        0
VALERO ENERGY CORP NEW         COM              91913Y100     8145   126300 SH       SOLE                   126300        0        0
VALUEVISION MEDIA INC          CL A             92047K107     5119   414163 SH       SOLE                   414163        0        0
WALGREEN CO                    COM              931422109    61564  1341550 SH       SOLE                  1341550        0        0
WALTER INDS INC                COM              93317Q105    15409   622600 SH       SOLE                   622600        0        0
WILLIAMS SONOMA INC            COM              969904101    24602   693800 SH       SOLE                   693800        0        0
ZALE CORP NEW                  COM              988858106    36973  1401550 SH       SOLE                  1401550        0        0